CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment related to VIE	$ 383	$ 410	[1]
Long-term debt related to VIE	$ 303	$ 312	[1]
Shareholders' equity:
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	248,298,080	246,330,884
San Diego Gas and Electric Company [Member]
Property, plant and equipment related to VIE	$ 383	$ 410	[2]
Long-term debt related to VIE	$ 303	$ 312	[2]
Shareholders' equity:
Preferred stock, shares authorized	45,000,000
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Southern California Gas Company [Member]
Shareholders' equity:
Preferred stock, shares authorized	1,000,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03, as we discuss in Note 2.